Reconciliation of Basic and Diluted Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 302	$ 49		$ (14)		$ 239		$ 153		$ (53)		$ (65)		$ (189)		$ (63)		$ 966	$ 378	$ 427	$ (370)	$ 4
(Income) loss allocated to preferred shares	(2)			(4)														(10)	(12)
(Income) loss allocated to non-controlling interests	(45)			(10)														(649)	(434)
Net income (loss) allocable to common shares	$ 255	$ (55)		$ (28)		$ (14)		$ (26)		$ (28)		$ (48)		$ 27		$ (63)		$ 307	$ (68)	$ (123)	$ (112)	$ 4
Weighted-average shares outstanding-Basic	7,643,540			324,359														3,875,331	256,883	275,384	20,000	20,000
Weighted-average shares outstanding-Diluted	7,643,540			324,359														3,875,331	256,883	275,384	20,000	20,000
Earnings (loss) per share-Basic	$ 0.03	$ (0.19)	[1]	$ (0.09)	[1]	$ (0.04)	[1]	$ (0.21)	[1]	$ (1.40)	[1]	$ (2.40)	[1]	$ 1.35	[1]	$ (3.16)	[1]	$ 0.08	$ (0.26)	$ (0.45)	$ (5.60)	$ 0.20
Earnings (loss) per share-Diluted	$ 0.03	$ (0.19)	[1]	$ (0.09)	[1]	$ (0.04)	[1]	$ (0.21)	[1]	$ (1.40)	[1]	$ (2.40)	[1]	$ 1.35	[1]	$ (3.16)	[1]	$ 0.08	$ (0.26)	$ (0.45)	$ (5.60)	$ 0.20

[1]	The summation of quarterly per share amounts do not equal the full year amounts.